Borrowings - Additional Information (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021	Apr. 30, 2019
Borrowings
Amount drawdown		€ 0	€ 0	€ 17,500,000
Loan agreement with UniCredit Leasing CZ
Borrowings
Amount outstanding						€ 562,000
Balance owing			136,000
Bootstrap Europe
Borrowings
Financial liabilities, at fair value		€ 12,200,000
Percentage of ownership interest pledged as security		100.00%
Bootstrap Europe Loan Agreement | Bootstrap Europe
Borrowings
Principal amount of loan	€ 25,000,000
Bootstrap Europe Loan Agreement | Loan facility tranche one
Borrowings
Amount outstanding					€ 10,000,000
Principal amount of loan	10,000,000
Bootstrap Europe Loan Agreement | Loan facility tranche two
Borrowings
Amount outstanding				€ 7,500,000
Principal amount of loan	7,500,000
Bootstrap Europe Loan Agreement | Loan facility tranche three
Borrowings
Undrawn borrowings			€ 7,500,000
Principal amount of loan	€ 7,500,000
European Central Bank Base Rate | Bootstrap Europe
Borrowings
Interest at greater of European Central Bank Base Rate	0.00%
Interest at greater of European Central Bank Base Rate, plus 5.5%	5.50%